Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds II
Prospectus Date	rr_ProspectusDate	May 01, 2019
AMG GW&K Enhanced Core Bond ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG GW&K Enhanced Core Bond ESG Fund <br/> (formerly AMG GW&K Enhanced Core Bond Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG GW&K Enhanced Core Bond ESG Fund’s (the “Fund”) investment objective is to generate income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales or exchanges of Class C shares currently outstanding.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2020. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The term “bond” includes any debt or fixed income securities. The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; and state and local governments issuing taxable municipal securities. The Fund may also invest in asset-backed and mortgage-backed debt securities. Up to 20% of the Fund’s assets may be invested in below investment grade securities (commonly known as “junk bonds” or “high yield securities”) (below Baa3/BBB by Moody’s Investors Service, Inc. (“Moody’s”)/Standard & Poor’s Ratings Services (“S&P”) or unrated but determined by GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), to be of comparable credit quality). In selecting potential investments for the Fund, GW&K uses top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis and technical analysis.

While the Fund may purchase debt securities of any duration, the Fund currently intends to primarily invest in debt securities so that the overall duration of the Fund’s portfolio will remain +/- 20% of the duration of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of December 31, 2018, the duration of the benchmark was 5.86 years. The average duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.

In selecting debt securities issued by public and private U.S. companies and state and local governments issuing taxable municipal securities, GW&K gives special consideration to environmental, social and governance (“ESG”) criteria. GW&K employs a pragmatic approach in applying ESG factors into the firm’s investment analysis processes, and GW&K may adjust its assessment of an investment based on a number of considerations. As part of GW&K’s research process, GW&K recognizes ESG factors as key considerations among many other fundamental, technical and valuation factors in making investment decisions. GW&K recognizes that the relative impact of ESG factors on performance may vary across industries and regions, but the firm believes that responsible corporate behavior with respect to ESG factors can lead to positive and sustainable long-term financial performance.

As part of GW&K’s ESG process, GW&K uses proprietary, internal research and analysis, and also subscribes to various independent third party research providers that provide corporate ESG research. GW&K seeks to identify issuers that GW&K believes are leaders in effectively addressing exposure to ESG risks through robust business practices, policies and programs, or issuers that have more limited exposure to ESG risks. This process incorporates various factors that GW&K believes are relevant for a particular issuer, including industry exposure and issuer-specific factors.

		Among the ESG criteria that GW&K considers when seeking to identify issuers under consideration for investment by the Fund are: environmental impact of products and services, carbon emissions, human rights, social impact of products and services, ethical business practices, governance considerations including board and senior management composition and practices, compliance with applicable laws and regulations and related best practices, and other standards.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Asset-Backed and Mortgage-Backed Securities Risk—investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Credit and Counterparty Risk—the issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

ESG Investing Risk— because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

Extension Risk—during periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

High Yield Risk—below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation Risk—the risk that the value of assets or income from investments will be worth less in the future.

Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions or in response to events that affect particular industries or companies.

Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Prepayment Risk—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

		U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

As of November 14, 2012, GW&K Investment Management, LLC was appointed as the subadviser to the Fund and the Fund adopted changes to its investment strategies. As of May 1, 2019, the Fund changed its name from “AMG GW&K Enhanced Core Bond Fund” to “AMG GW&K Enhanced Core Bond ESG Fund” and adopted the Fund’s current investment strategies. The Fund’s past performance would have been different if the Fund were managed using the current investment strategies.

		The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly Service Class shares, which were renamed Class S shares on October 1, 2016) and outstanding Class I shares of the Fund (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class I and Class Z shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.548.4539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/18 (Class N)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 11.11% (2nd Quarter 2009) Worst Quarter: -3.11% (4th Quarter 2016)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/18
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class N shares only, and after-tax returns for Class I, Class C and Class Z shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I, Class C and Class Z shares will vary.
AMG GW&K Enhanced Core Bond ESG Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.73%	[2]
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	544
10 Years	rr_ExpenseExampleYear10	$ 1,243
2009	rr_AnnualReturn2009	23.14%
2010	rr_AnnualReturn2010	10.04%
2011	rr_AnnualReturn2011	4.53%
2012	rr_AnnualReturn2012	9.53%
2013	rr_AnnualReturn2013	0.29%
2014	rr_AnnualReturn2014	5.58%
2015	rr_AnnualReturn2015	(3.41%)
2016	rr_AnnualReturn2016	3.15%
2017	rr_AnnualReturn2017	3.76%
2018	rr_AnnualReturn2018	(1.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.11%)
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
AMG GW&K Enhanced Core Bond ESG Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.54%	[2]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	441
10 Years	rr_ExpenseExampleYear10	$ 1,020
1 Year	rr_AverageAnnualReturnYear01	(1.27%)
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012
AMG GW&K Enhanced Core Bond ESG Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.48%	[2]
1 Year	rr_ExpenseExampleYear01	$ 151
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	$ 2,080
1 Year	rr_AverageAnnualReturnYear01	(2.23%)
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
AMG GW&K Enhanced Core Bond ESG Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	408
10 Years	rr_ExpenseExampleYear10	$ 949
1 Year	rr_AverageAnnualReturnYear01	(1.23%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
AMG GW&K Enhanced Core Bond ESG Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
AMG GW&K Enhanced Core Bond ESG Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
AMG GW&K Enhanced Core Bond ESG Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2012

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.48% of the Fund's average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the "Expense Cap"), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
[3]	Class I and Index performance shown reflects performance since the inception date of the Fund’s Class I shares on November 30, 2012.
[4]	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales or exchanges of Class C shares currently outstanding.